CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 75,248	$ 81,948	$ 81,782
Other comprehensive (loss), net of tax:
Foreign currency translation adjustments	(10,781)	(11,725)	1,800
Total comprehensive income, net of tax	64,467	70,223	83,582
Less: Net income attributable to noncontrolling interests, net of tax	(1,933)	(3,018)	(565)
Less: Other comprehensive loss (income) attributable to noncontrolling interests	1,769	2,322	(796)
Total comprehensive income attributable to noncontrolling interests	(164)	(696)	(1,361)
Comprehensive income attributable to common stockholders	$ 64,303	$ 69,527	$ 82,221